Inventories (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Lubricants	$ 14,042	$ 12,522
Bunkers	83,621	62,555
Total	$ 97,663	$ 75,077